Loans and Borrowings - Disclosure of Detailed Information about Borrowings Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2023	Sep. 21, 2023	Mar. 31, 2020	Apr. 30, 2019
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 1,347,831		$ 924,980
Current	135,592		138,604
Non-current	1,212,239		786,376
Loans and borrowings	1,347,831		924,980
Credit facility
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	1,080,557		527,368
Loans and borrowings	1,080,557		527,368
2023 convertible notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	131,682		123,720	$ 172,500
Loans and borrowings	131,682		123,720	$ 172,500
2020 convertible notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	135,592		135,288		$ 139,300
Loans and borrowings	135,592		135,288		$ 139,300
2019 convertible notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	0	$ 130,000	138,604			$ 139,700
Loans and borrowings	$ 0	$ 130,000	$ 138,604			$ 139,700